Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the “Pay Versus Performance Table” (set forth below) is required to include “Compensation Actually Paid,” as calculated per SEC disclosure rules, to the Company’s PEO and the Company’s non-PEO named executive officers, as noted below. “Compensation Actually Paid” represents a required calculation of compensation that differs significantly from the “2023 Summary Compensation Table” calculation of compensation, the named executive officers’ realized or earned compensation, as well as from the way in which the Governance and Human Capital Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” section.
The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by named executive officers, including with respect to equity awards which remain subject to forfeiture if the vesting conditions are not satisfied. For example, the “Compensation Actually Paid” in fiscal year 2023 increased significantly as compared to fiscal year 2022 partially due to the inclusion of the 2023 performance recognition awards described above, even though such awards remain subject to vesting conditions and Mr. O’Donnell’s 2023 performance recognition awards are not scheduled to fully vest until November 15, 2028 and the 2023 performance recognition awards for the other named executive officers are not scheduled to vest until December 31, 2026.
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($) (in thousands)	Change in Book Value Per Share Plus Change in Accumulated Dividends(6) (%)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2023	23,647,253	30,097,370	4,901,470	5,976,242	103.56	160.50	3,620,127	59.3%
2022	10,130,622	10,086,031	3,373,344	3,575,079	96.58	144.67	(1,159,816)	(19.7)%
2021	8,908,774	8,210,429	2,963,222	2,784,054	87.91	126.01	(103,440)	(3.5)%
2020	9,573,736	5,911,812	3,429,817	2,394,301	85.30	105.39	993,058	16.0%
(1)	Kevin J. O’Donnell has served as our principal executive officer for the entirety of 2020, 2021, 2022 and 2023. Our other named executive officers for the applicable years were as follows:
-	2023: Robert Qutub; Ross A. Curtis; David Marra; Shannon L. Bender; and Ian D. Branagan
-	2022: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean Brosnan
-	2021: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean Brosnan
-	2020: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Stephen H. Weinstein
(2)
Amounts reported in this column represent (i) the total compensation reported in the “2023 Summary Compensation Table” for the applicable year in the case of Mr. O’Donnell and (ii) the average of the total compensation reported in the “2023 Summary Compensation Table” for the applicable year for our other named executive officers for the applicable year.

(3)
To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the “2023 Summary Compensation Table” for the applicable year. A reconciliation of the adjustments for Mr. O’Donnell and for the average of the other named executive officers is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
The TSR peer group consists of the S&P 1500 Property & Casualty Insurance Index, an independently prepared index that includes companies in the property and casualty insurance industry (and which is used for the Company’s stock performance chart in the annual report).

(6)
As noted in “Compensation Discussion and Analysis,” the Governance and Human Capital Committee selected change in book value per common share plus change in accumulated dividends as a key metric for evaluating and rewarding management’s performance in the 2023 incentive program design. This measure is used to determine the vesting of 75% of the performance share awards, the most heavily weighted component of our executive compensation program.

Reconciliation of CAP Adjustments
CAP Adjustments – Kevin J. O’Donnell
Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)
2023	23,647,253	(17,014,841)	17,338,993	4,940,668	—	1,123,167	—	62,130	30,097,370
2022	10,130,622	(5,014,750)	6,350,040	740,992	—	(372,333)	(1,806,074)	57,534	10,086,031
2021	8,908,774	(4,674,712)	4,867,899	165,907	—	(19,819)	(1,208,330)	170,710	8,210,429
2020	9,573,736	(4,674,754)	4,549,106	(2,015,955)	—	(779,437)	(896,109)	155,225	5,911,812
CAP Adjustments – Other Non-PEO Named Executive Officers (Average)
Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)
2023	4,901,470	(2,308,267)	2,318,756	545,113	170,752	330,142	—	18,276	5,976,242
2022	3,373,344	(1,446,571)	1,831,753	208,920	—	(122,955)	(287,819)	18,407	3,575,079
2021	2,963,222	(1,267,789)	1,320,181	45,919	—	(10,064)	(302,207)	34,792	2,784,054
2020	3,429,817	(1,636,096)	1,418,051	(488,150)	174,070	(296,553)	(250,841)	44,003	2,394,301
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the CAP Adjustments - Other Non-PEO Named Executive Officer table, amounts shown represent averages. See footnote 1 for a list of the named executive officers included in the average for each indicated fiscal year.

(b)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

Company Selected Measure Name	Change in book value per share plus change in accumulated dividends
Named Executive Officers, Footnote
(1)	Kevin J. O’Donnell has served as our principal executive officer for the entirety of 2020, 2021, 2022 and 2023. Our other named executive officers for the applicable years were as follows:
-	2023: Robert Qutub; Ross A. Curtis; David Marra; Shannon L. Bender; and Ian D. Branagan
-	2022: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean Brosnan
-	2021: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean Brosnan
-	2020: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Stephen H. Weinstein

Peer Group Issuers, Footnote
(5)
The TSR peer group consists of the S&P 1500 Property & Casualty Insurance Index, an independently prepared index that includes companies in the property and casualty insurance industry (and which is used for the Company’s stock performance chart in the annual report).

PEO Total Compensation Amount	$ 23,647,253	$ 10,130,622	$ 8,908,774	$ 9,573,736
PEO Actually Paid Compensation Amount	$ 30,097,370	10,086,031	8,210,429	5,911,812
Adjustment To PEO Compensation, Footnote
(3)
To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the “2023 Summary Compensation Table” for the applicable year. A reconciliation of the adjustments for Mr. O’Donnell and for the average of the other named executive officers is set forth following the footnotes to this table.

Reconciliation of CAP Adjustments
CAP Adjustments – Kevin J. O’Donnell
Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)
2023	23,647,253	(17,014,841)	17,338,993	4,940,668	—	1,123,167	—	62,130	30,097,370
2022	10,130,622	(5,014,750)	6,350,040	740,992	—	(372,333)	(1,806,074)	57,534	10,086,031
2021	8,908,774	(4,674,712)	4,867,899	165,907	—	(19,819)	(1,208,330)	170,710	8,210,429
2020	9,573,736	(4,674,754)	4,549,106	(2,015,955)	—	(779,437)	(896,109)	155,225	5,911,812
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the CAP Adjustments - Other Non-PEO Named Executive Officer table, amounts shown represent averages. See footnote 1 for a list of the named executive officers included in the average for each indicated fiscal year.

(b)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

Non-PEO NEO Average Total Compensation Amount	$ 4,901,470	3,373,344	2,963,222	3,429,817
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,976,242	3,575,079	2,784,054	2,394,301
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the “2023 Summary Compensation Table” for the applicable year. A reconciliation of the adjustments for Mr. O’Donnell and for the average of the other named executive officers is set forth following the footnotes to this table.

Reconciliation of CAP Adjustments
CAP Adjustments – Other Non-PEO Named Executive Officers (Average)
Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)
2023	4,901,470	(2,308,267)	2,318,756	545,113	170,752	330,142	—	18,276	5,976,242
2022	3,373,344	(1,446,571)	1,831,753	208,920	—	(122,955)	(287,819)	18,407	3,575,079
2021	2,963,222	(1,267,789)	1,320,181	45,919	—	(10,064)	(302,207)	34,792	2,784,054
2020	3,429,817	(1,636,096)	1,418,051	(488,150)	174,070	(296,553)	(250,841)	44,003	2,394,301
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the CAP Adjustments - Other Non-PEO Named Executive Officer table, amounts shown represent averages. See footnote 1 for a list of the named executive officers included in the average for each indicated fiscal year.

(b)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
Below is a description of the relationships between executive compensation actually paid by us to the PEO and the average of the executive compensation actually paid to the named executive officers other than the PEO, and the cumulative total shareholder return; net income (loss); and change in book value per share plus change in accumulated dividends. As described in “Compensation Discussion and Analysis,” our executive compensation program is heavily weighted towards long-term incentive awards that are settled in stock. Given this weighting towards long-term incentives, our compensation actually paid is less impacted by our net income and change in book value per share plus change in accumulated dividends and most greatly impacted by changes in our stock price.

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Performance
Below is a description of the relationships between executive compensation actually paid by us to the PEO and the average of the executive compensation actually paid to the named executive officers other than the PEO, and the cumulative total shareholder return; net income (loss); and change in book value per share plus change in accumulated dividends. As described in “Compensation Discussion and Analysis,” our executive compensation program is heavily weighted towards long-term incentive awards that are settled in stock. Given this weighting towards long-term incentives, our compensation actually paid is less impacted by our net income and change in book value per share plus change in accumulated dividends and most greatly impacted by changes in our stock price.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Pay and Performance
Below is a description of the relationships between executive compensation actually paid by us to the PEO and the average of the executive compensation actually paid to the named executive officers other than the PEO, and the cumulative total shareholder return; net income (loss); and change in book value per share plus change in accumulated dividends. As described in “Compensation Discussion and Analysis,” our executive compensation program is heavily weighted towards long-term incentive awards that are settled in stock. Given this weighting towards long-term incentives, our compensation actually paid is less impacted by our net income and change in book value per share plus change in accumulated dividends and most greatly impacted by changes in our stock price.

Total Shareholder Return Vs Peer Group
Relationship Between Pay and Performance
Below is a description of the relationships between executive compensation actually paid by us to the PEO and the average of the executive compensation actually paid to the named executive officers other than the PEO, and the cumulative total shareholder return; net income (loss); and change in book value per share plus change in accumulated dividends. As described in “Compensation Discussion and Analysis,” our executive compensation program is heavily weighted towards long-term incentive awards that are settled in stock. Given this weighting towards long-term incentives, our compensation actually paid is less impacted by our net income and change in book value per share plus change in accumulated dividends and most greatly impacted by changes in our stock price.

Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by us to link our performance to compensation actually paid to the named executive officers for fiscal 2023. Please see “Compensation Discussion and Analysis” for a further description of these metrics and how they are used in our executive compensation program.
•	Change in book value per share plus change in accumulated dividends
•	Operating return on average common shareholders’ equity
•	Combined ratio
•	Gross premiums written
•	Underwriting expense ratio
•	Change in tangible book value per share plus change in accumulated dividends (applicable to a portion of Mr. O’Donnell’s 2023 performance recognition award)

Total Shareholder Return Amount	$ 103.56	96.58	87.91	85.3
Peer Group Total Shareholder Return Amount	160.5	144.67	126.01	105.39
Net Income (Loss)	$ 3,620,127,000	$ (1,159,816,000)	$ (103,440,000)	$ 993,058,000
Company Selected Measure Amount	0.593	(0.197)	(0.035)	0.16
PEO Name	Kevin J. O’Donnell	Kevin J. O’Donnell	Kevin J. O’Donnell	Kevin J. O’Donnell
Performance Share Award Vesting Percentage	75.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Change in book value per share plus change in accumulated dividends
Measure:: 2
Pay vs Performance Disclosure
Name	Operating return on average common shareholders’ equity
Measure:: 3
Pay vs Performance Disclosure
Name	Combined ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Gross premiums written
Measure:: 5
Pay vs Performance Disclosure
Name	Underwriting expense ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Change in tangible book value per share plus change in accumulated dividends
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,014,841)	$ (5,014,750)	$ (4,674,712)	$ (4,674,754)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,338,993	6,350,040	4,867,899	4,549,106
PEO | Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,940,668	740,992	165,907	(2,015,955)
PEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,123,167	(372,333)	(19,819)	(779,437)
PEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,806,074)	(1,208,330)	(896,109)
PEO | Dollar Value of Dividends Paid During the Year on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,130	57,534	170,710	155,225
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,308,267)	(1,446,571)	(1,267,789)	(1,636,096)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,318,756	1,831,753	1,320,181	1,418,051
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	545,113	208,920	45,919	(488,150)
Non-PEO NEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,752	0	0	174,070
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,142	(122,955)	(10,064)	(296,553)
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(287,819)	(302,207)	(250,841)
Non-PEO NEO | Dollar Value of Dividends Paid During the Year on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,276	$ 18,407	$ 34,792	$ 44,003